Leases - Additional Information about Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use assets	$ 80,689	$ 56,964
Interest expense on lease liabilities	26,859	34,807	$ 43,666
Short-term and low-value leases expense	1,195	1,409
Total net lease cost	$ 108,743	$ 93,180
Weighted average remaining lease term	6 years 6 months 3 days	7 years 4 months 6 days
Weighted average discount rate	6.65%	7.99%